REVENUES AND COST OF REVENUES	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
REVENUES AND COST OF REVENUES

3. REVENUES AND COST OF REVENUES

The following table identifies the disaggregation of the Company’s revenues for the six months ended June 30, 2026 and 2025, respectively:

	For the six months end June 30,
	2026	2025
Revenues
Electric vehicles and accessories sales	$13,082,963	$12,091,762

AI infrastructure services	1,504,021	-

Total revenues accounted for under ASC Topic 606	$14,586,984	$12,091,762

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Cost of electric vehicles and accessories revenues consist primarily of cost of products, labor cost, and other overhead expenses. Cost of AI infrastructure service consist primarily of API computing resources cost. The following table identifies the disaggregation of the Company’s cost of revenues for the six months ended June 30, 2026 and 2025, respectively:

	For the six months end June 30,
	2026	2025
Cost of revenues
Electric vehicles and accessories	$11,407,537	$10,149,305
AI infrastructure services	1,254,043	-

Total cost of revenues	$12,661,580	$10,149,305